CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 439	€ 184	€ 164	€ 269
Cash subject to restrictions		€ 22
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 26